SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Carrying Amount of Assets and Liability [Table Text Block]
The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:

	December 31,
	2014	2013
	US$	US$
Total current assets	479,129	674,281
Total assets	1,566,899	1,825,543
Total current liabilities	113,807	5,270
Total liabilities	113,807	5,270
Total revenue	(403,992)	(2,422)
Net Loss (Income)	339,989	(7,705)

Estimated Useful Life Of Property And Equipment [Table Text Block]
Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Estimated Useful Life of Intangible Assets [Table Text Block]
Intangible assets are recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Software copyrights	20 years
Other software	5 years